Aberdeen Tax-Free Income Fund

Aberdeen Core Fixed Income Fund

(the “Funds”)

Incorporated herein by reference is a supplement to the Funds’ prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 16, 2013 (SEC Accession No. 0001104659-13-042273).